787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 16, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock MuniYield New York Quality Fund, Inc. Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock MuniYield New York Quality Fund, Inc. (the “Acquiring Fund”), we hereby transmit for filing with the Securities and Exchange Commission the Acquiring Fund’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed merger of each of BlackRock MuniHoldings New York Quality Fund, Inc. and BlackRock New York Municipal Income Trust (each, a “Target Fund” and collectively with the Acquiring Fund, the “Funds”) with and into its respective wholly-owned subsidiary of the Acquiring Fund (the “Mergers”). The Registration Statement relates to the Acquiring Fund’s proposed offering of common shares and the solicitation of proxies from each Fund’s common shareholders, each in connection with the Mergers. Each Fund expects to file a joint preliminary proxy statement on Schedule 14A relating to the solicitation of proxies from the Fund’s preferred shareholders in connection with the Mergers.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-3875.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.
Benjamin Niehaus, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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